Offerings	Aug. 21, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all registration fees. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Dated Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all registration fees. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Perpetual Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all registration fees. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.